Income taxes and deferred taxes	12 Months Ended
Dec. 31, 2021
Disclosure Of Income Tax [Abstract]
Income taxes and deferred taxes

18. Income taxes and deferred taxes

The Group is subject to income taxes in Switzerland, Ireland and the United States.

The Company is subject in Switzerland to a municipal and cantonal income tax rate of 14% (2020 : 14%) and to a federal tax rate of 8.5% (2020: 8.5%) on its profits after tax. It is entitled to carry forward any loss incurred for a period of seven years and can offset such losses carried forward against future taxes. In 2015, the Company was granted by the State Council of the Canton of Geneva an exemption of income and capital tax at municipal and cantonal levels for the period from 2013 until 2022. Because of this exemption, and the fact that the Company has incurred net losses since its inception, no income tax expense at the municipal, cantonal or federal levels was recorded in the Company for the years ended December 31, 2021 and 2020. Additionally, due to the uncertainty as to whether it will be able to use its net loss carryforwards for tax purposes in the future, no deferred taxes have been recognized on the balance sheet of the Company as of December 31, 2021 and December 31, 2020.

The following table details the tax losses carry forwards of the Company and their respective expiring dates.

Expiring tax losses

	As of December 31,
in USD ‘000	2021	2020
2021	-	12,828
2022	17,372	17,993
2023	30,603	31,696
2024	62,631	64,869
2025	72,763	75,364
2026	105,879	109,663
2027	77,340	80,105
2028	55,480	-
Total unrecorded tax losses carry forwards	422,068	392,518

The Company’s Irish subsidiary has no activity, and, therefore, no income tax expense was recorded in such entity for the years ended December 31, 2021 and 2020.

The Company’s U.S. subsidiary, ObsEva USA Inc., is a service organization for the Group and is therefore subject to taxes on the revenues generated from its services to the Group that are charged based upon the U.S. subsidiary’s cost plus arrangement with the Group. The profits of the U.S. subsidiary for the year ended December 31, 2021 and 2020 were subject to a total U.S. income tax rate of 27.3% based on both the U.S. Federal and Massachusetts state tax rates. The income tax for the year ended December 31, 2021 and 2020 was USD 212 thousand and USD 34 thousand, respectively. Additionally, since ObsEva USA Inc. is totally dependent on ObsEva SA for revenue, there is uncertainty as to whether ObsEva USA Inc. will be able to use a deferred tax asset for tax purposes in the future, therefore, no deferred taxes have been recognized on the balance sheet of the Group as of December 31, 2021 and December 31, 2020.

The following elements explain the difference between the income tax expense at the applicable Group tax rate and the effective income tax expense:

	Year ended December 31, 2021
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(56,145)	(2,020)	(58,165)
Statutory tax rate (blended at Group level)	7.8%	27.3%	8.5%
Income tax credit at statutory tax rates	(4,398)	(551)	(4,949)
Tax impact of pension and share-based compensation	(38)	116	78
Temporary differences not recognized as deferred tax assets	128	647	775
Tax on losses not recognized as deferred tax assets	4,308	-	4,308
Effective income tax expense	-	212	212
Effective tax rate	0.0%	-10.5%	-0.4%

	Year ended December 31, 2020
in USD ‘000	ObsEva SA	ObsEva USA	Total Group
Net loss before tax	(82,804)	(128)	(82,932)
Statutory tax rate (blended at Group level)	7.8%	27.3%	7.9%
Income tax credit at statutory tax rates	(6,487)	(35)	(6,522)
Tax impact of permanent differences	595	17	612
Temporary differences not recognized as deferred tax assets	(1)	52	51
Tax on losses not recognized as deferred tax assets	5,893	-	5,893
Effective income tax expense	-	34	34
Effective tax rate	0.0%	(26.7)%	0.0%